Condensed Consolidating and Combining Financial Statements (Narrative) (Details) (Covidien, Mallinckrodt International Finance S.A.)	Sep. 26, 2014
Covidien | Mallinckrodt International Finance S.A.
Condensed Consolidating Financial Statements
Percentage of ownership in MIFSA	100.00%